Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 30,718,631	¥ 31,668,629
Available-for-sale debt securities, Gross unrealized gains	36,004	34,586
Available-for-sale debt securities, Gross unrealized losses	341,467	280,248
Available-for-sale debt securities	30,413,168	31,422,967
Held-to-maturity debt securities	23,272,185	24,843,962
Held-to-maturity debt securities, Gross unrealized gains	15,277	13,720
Held-to-maturity debt securities, Gross unrealized losses	640,469	300,168
Held-to-maturity debt securities, fair value	22,646,993	24,557,514
Japanese national government and Japanese government agency bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	22,314,148	23,287,730
Available-for-sale debt securities, Gross unrealized gains	2,326	5,768
Available-for-sale debt securities, Gross unrealized losses	232,617	126,098
Available-for-sale debt securities	22,083,857	23,167,400
Held-to-maturity debt securities	14,354,434	15,191,741
Held-to-maturity debt securities, Gross unrealized gains	4	4,745
Held-to-maturity debt securities, Gross unrealized losses	395,239	97,603
Held-to-maturity debt securities, fair value	13,959,199	15,098,883
Japanese prefectural and municipal bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	319,774	1,055,564
Available-for-sale debt securities, Gross unrealized gains	3	227
Available-for-sale debt securities, Gross unrealized losses	9,779	9,800
Available-for-sale debt securities	309,998	1,045,991
Held-to-maturity debt securities	2,545,627	1,999,182
Held-to-maturity debt securities, Gross unrealized gains	0	2,048
Held-to-maturity debt securities, Gross unrealized losses	93,141	16,328
Held-to-maturity debt securities, fair value	2,452,486	1,984,902
Foreign government and official institution bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	4,149,418	3,428,199
Available-for-sale debt securities, Gross unrealized gains	11,679	4,981
Available-for-sale debt securities, Gross unrealized losses	82,628	130,629
Available-for-sale debt securities	4,078,469	3,302,551
Corporate bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	905,194	1,019,832
Available-for-sale debt securities, Gross unrealized gains	10,213	10,685
Available-for-sale debt securities, Gross unrealized losses	11,524	4,049
Available-for-sale debt securities	903,883	1,026,468
Held-to-maturity debt securities	214,949	119,490
Held-to-maturity debt securities, Gross unrealized gains	0	93
Held-to-maturity debt securities, Gross unrealized losses	3,602	179
Held-to-maturity debt securities, fair value	211,347	119,404
Residential mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,121,879	1,229,615
Available-for-sale debt securities, Gross unrealized gains	583	255
Available-for-sale debt securities, Gross unrealized losses	211	345
Available-for-sale debt securities	1,122,251	1,229,525
Held-to-maturity debt securities	4,690,277	4,952,083
Held-to-maturity debt securities, Gross unrealized gains	10,826	3,153
Held-to-maturity debt securities, Gross unrealized losses	148,066	179,537
Held-to-maturity debt securities, fair value	4,553,037	4,775,699
Asset-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,405,859	1,239,772
Available-for-sale debt securities, Gross unrealized gains	7,491	9,251
Available-for-sale debt securities, Gross unrealized losses	1,199	1,877
Available-for-sale debt securities	1,412,151	1,247,146
Held-to-maturity debt securities	1,466,898	2,581,466
Held-to-maturity debt securities, Gross unrealized gains	4,447	3,681
Held-to-maturity debt securities, Gross unrealized losses	421	6,521
Held-to-maturity debt securities, fair value	1,470,924	2,578,626
Other debt securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	502,359	407,917
Available-for-sale debt securities, Gross unrealized gains	3,709	3,419
Available-for-sale debt securities, Gross unrealized losses	3,509	7,450
Available-for-sale debt securities	¥ 502,559	¥ 403,886